SEGMENTED REPORTING (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Segmented Reporting [Abstract]
Disclosure of detailed information about entity reportable segments [Table Text Block]
December 31, 2019
	Property, plant		Exploration
	and equipment	Intangible assets	and evaluation

Congo	$221,960	-	$28,752,093
Canada	$559,212	$1	-
	$781,172	$1	$28,752,093

December 31, 2018
	Property, plant		Exploration
	and equipment	Intangible assets	and evaluation

Congo	$3,493	-	$28,344,681
Canada	$16,799	$1	-
	$20,292	$1	$28,344,681